Consolidated Statement of Stockholders’ Equity - 5 months ended Dec. 31, 2016 - USD ($)	Total	Common Stock [Member]	Common Stock To Be Issued [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]
Balance at Jul. 21, 2016	$ 0	$ 0	$ 0	$ 0	$ 0
Balance (in shares) at Jul. 21, 2016		0	0
Issuance of common stock of Subsidiary for cash	2,952	$ 125,171	$ 0	(122,219)	0
Issuance of common stock of Subsidiary for cash (in shares)		12,517,152	0
Reverse recapitalization for net assets of Parent	977,426	$ 95,304	$ 3,125	878,997	0
Reverse recapitalization for net assets of Parent (in shares)		9,530,379	2,976
Conversion of notes payable to Parent	735,099	$ 0	$ 0	735,099	0
Stock based compensation -stock to be issued	6,250	$ 0	$ 6,250	0	0
Stock based compensation -stock to be issued (in shares)		0	5,953
Stock based compensation	1,238,893	$ 0	$ 0	1,238,893	0
Comprehensive loss
Net loss	(2,187,758)	0	0	0	(2,187,758)
Other comprehensive loss	0	0	0	0	0
Comprehensive loss	(2,187,758)	0	0	0	(2,187,758)
Balance at Dec. 31, 2016	$ 772,862	$ 220,475	$ 9,375	$ 2,730,770	$ (2,187,758)
Balance (in shares) at Dec. 31, 2016		22,047,531	8,929